Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Nov. 11, 2013 USD ($)	Nov. 11, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility USD ($)	Dec. 31, 2013 Covenant Requirements for Long Term Debt	Dec. 31, 2013 Mr.Peng and his spouse Ms. Zhou Shan USD ($)	Dec. 31, 2013 Xinyu Credit Guarantee Center USD ($)	Dec. 31, 2013 Nanchang Venture Capital Co., Ltd USD ($)	Dec. 31, 2013 Bank Loans USD ($)	Dec. 31, 2013 Secured Debt One USD ($)	Dec. 31, 2013 Secured Debt One Financial Guarantee USD ($)	Dec. 31, 2013 China Construction Bank JXLDK USD ($)	Dec. 31, 2013 China Construction Bank JXLDK Covenant Requirements for Short Term Debt	Dec. 31, 2013 China Construction Bank JXLDK Covenant Requirements for Long Term Debt	Dec. 31, 2013 China Development Bank Corporation USD ($)	Dec. 31, 2013 China Development Bank Corporation JXLDK USD ($)	Dec. 31, 2013 China Development Bank Corporation JXLDK Covenant Requirements for Short Term Debt
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	6.032%			6.05%
Secured short term borrowings												$ 772,135
Unsecured short-term borrowings								168,152	8,201	3,280			263,527
Short term borrowings		255,900	1,560,000								1,002,924			85,289				97,305
Debt to asset ratio															75.00%	75.00%			75.00%
Current ratio															0.9	0.9			0.7
Secured long term borrowings	0			102,831										34,116			11,000
Ratio of weighted average market value of outstanding shares to principal amount of loan	2						2
Outstanding borrowing with acceleration provision											567,275
Short term borrowings											390,108
Revolving credit facilities					1,350,332	1,167,528
Unused credit					$ 445,434	$ 95,682